SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee benefit plans (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2017
Employee benefit plans
Expense due to employee benefit plans	¥ 3,520,114	¥ 5,613,312	¥ 3,708,819
Cost of revenues
Employee benefit plans
Expense due to employee benefit plans	78,381	79,280	163,981
Research and development
Employee benefit plans
Expense due to employee benefit plans	2,296,392	3,232,457	2,234,308
Sales and marketing
Employee benefit plans
Expense due to employee benefit plans	334,628	771,479	233,790
General and administrative
Employee benefit plans
Expense due to employee benefit plans	¥ 810,713	¥ 1,530,096	¥ 1,076,740